STOCK COMPENSATION PLAN - Additional Information - 10K (Details) - USD ($) $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Jul. 31, 2014	Oct. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)	6,565,000					6,565,000
Shares remaining available for grants (in shares)	3,800,000					3,800,000
Stock Compensation Plan, Term				7 years
Options expiration term						7 years
Options vesting service period, minimum						1 year
Options vesting service period, maximum						4 years
Options exercisable (in shares)	0					0	0	800
Vesting period						3 years 4 months 24 days
Restricted stock outstanding (in shares)							40,000
Compensation expense						$ 5.1	$ 5.5	$ 0.2
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, vesting service period, minimum						3 years
Restricted stock awards, vesting service period, maximum						5 years
Restricted stock granted (in shares)	145,084	75,551			120,000	220,600	693,378	120,000
Vesting period	4 years		5 years		3 years		5 years
Restricted stock outstanding (in shares)	764,800					764,800	773,400	120,000	0
Fair value of restricted stock and restricted stock units vested						$ 5.0	$ 1.0
Deferred stock-based compensation related to restricted stock awards	$ 18.4					$ 18.4